Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 847	$ 1,096
Interest bearing deposits	315,433	321,914
Other interest bearing liabilites	1,305	1,244
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	847	1,096
Loans, net of allowance for loan losses	274,219	286,750
Interest bearing deposits	315,433	321,914
Other interest bearing liabilites	1,305	1,244
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	849	1,111
Loans, net of allowance for loan losses	286,467	296,891
Interest bearing deposits	319,946	327,857
Other interest bearing liabilites	1,315	1,251
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	849
Interest bearing deposits	319,946
Other interest bearing liabilites	1,315
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	$ 286,467